Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2023 item
Product Sales
Revenue Recognition
Number of performance obligations	1
Product Sales | Minimum
Revenue Recognition
Period for collection of receivables	30 days
Product Sales | Maximum
Revenue Recognition
Period for collection of receivables	90 days
Software as a Service ("SaaS") and Related Services
Revenue Recognition
Number of performance obligations	1
Software as a Service ("SaaS") and Related Services | Minimum
Revenue Recognition
Contract period for subscription services	12 months
Software as a Service ("SaaS") and Related Services | Maximum
Revenue Recognition
Contract period for subscription services	36 months